Statements of Cash Flows (Parenthetical) - Initial Public Offering [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net of offering costs paid from escrow	$ 967,573
Net of cash offering costs	$ 186,100	$ 175,196